Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 14,785,875	$ 14,538,566
Less: accumulated depreciation	(4,461,273)	(4,152,824)
Total	10,324,602	10,385,742
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	7,935,477	7,620,784
Machinery equipment and tools [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	6,488,077	6,244,008
Electronic devices [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	101,802	96,866
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	31,792	21,054
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	228,727	324,888
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		$ 230,966